Earnings per share	3 Months Ended
Mar. 31, 2023
Earnings per share [Abstract]
Earnings per share
Note 21. - Earnings per share
Basic earnings per share have been calculated by dividing the loss attributable to equity holders of the Company by the average number of outstanding shares.
Average number of outstanding diluted shares for the three-month period ended March 31, 2023 have been calculated considering the potential issuance of 3,347,305 shares (3,347,305 shares for the three-month period ended March 31, 2022) on the settlement of the Green Exchangeable Notes (Note 14). It also included the potential issuance of 1,167,185 shares to Algonquin for the three-month period ended March 31, 2022 under the agreement signed on August 3, 2021, according to which Algonquin has the option, on a quarterly basis, to subscribe such number of shares to maintain its percentage in Atlantica in relation to the use of the ATM program (Note 13).

Item	For the three-month period ended March 31,
	2023	2022
	($ in thousands)
Loss attributable to Atlantica	(10,990)	(12,042)
Average number of ordinary shares outstanding (thousands) - basic	116,140	112,741
Average number of ordinary shares outstanding (thousands) - diluted	119,487	116,894
Earnings per share for the period (U.S. dollar per share) - basic	(0.09)	(0.11)
Earnings per share for the period (U.S. dollar per share) - diluted (*)	(0.09)	(0.11)

(*) The potential ordinary shares related to the Green Exchangeable Notes and the ATM program have not been considered in the calculation of diluted earnings per share for the three-month periods ended March 31, 2023 and 2022, as they have an antidilutive effect.